Cash and Bank Balances	12 Months Ended
Jun. 30, 2023
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

4. CASH AND BANK BALANCES

	30 June 2023	30 June 2022
	RM	RM

Cash and bank balances	31,453,867	28,171,145
Deposits with license banks	24,729,745	-
	56,183,612	28,171,145

(a)	Cash and bank balances are classified as financial assets measured at amortised cost.

(b)	Included in deposit with a licensed bank of the Group is an amount of RM 24,729,745 (30.6.2022: RM Nil) pledged to a licensed bank as securities for bank facilities granted to a subsidiary.